Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TCW FUNDS INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
TCW Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TCW Conservative Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek to provide current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and, secondarily, long-term capital appreciation. This investment objective may be changed without shareholder approval.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay additional fees or commissions to broker-dealers or other financial intermediaries for the purchase of Class I shares of the Fund, which are not reflected in the table below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21.66% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.66%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” do not correlate to the corresponding ratios included in the Fund’s Financial Highlights for each class of shares because those ratios do not reflect indirect expenses, such as “Acquired Fund Fees and Expenses.”
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests in a combination of (i) fixed income funds, and (ii) equity funds that utilize diverse investment styles, such as growth and/or value investing. The Fund’s emphasis on diversification is intended to temper volatility by lessening the effect of any one investment style. The Fund seeks to achieve this by investing in a combination of other funds — the “Underlying Funds” — through the implementation of a strategic asset allocation strategy. The Underlying Funds consist of the other series of TCW Funds, Inc., series of Metropolitan West Funds, and various unaffiliated funds. Metropolitan West Asset Management, LLC, investment advisor to the Metropolitan West Funds, and TCW Investment Management Company LLC, the Fund’s investment advisor (the “Advisor”), are affiliated wholly-owned subsidiaries of the TCW Group, Inc.

The Fund invests in the Underlying Funds at levels that are determined by the Advisor’s four-step process, whereby the Advisor preliminarily ranks the Underlying Funds, constructs a portfolio model, determines allocations and conducts analyses of the portfolio.

The equity Underlying Funds invest principally in equity securities of large-capitalization companies, including common and preferred stock; rights, warrants or options to purchase common or preferred stock; securities that may be converted into or exchanged for common or preferred stock, such as convertible preferred stock, convertible debt and Eurodollar convertible securities; equity securities of foreign companies listed on established exchanges, including NASDAQ; American Depository Receipts (ADRs); and other securities with equity characteristics. The Fund invests between 20% and 60% of its net assets in equity Underlying Funds, some of which may invest in international equity exchange-traded funds (“ETFs”). ETFs are typically open-end investment companies whose shares are listed for trading on a national securities exchange.

The fixed income Underlying Funds invest principally in fixed income securities, including securities issued or guaranteed by the United States government or its agencies, instrumentalities or sponsored corporations; corporate obligations (including convertible securities); mortgage-backed and asset-backed securities (which may be privately issued); local currency- or U.S. dollar-denominated foreign debt securities (government and corporate); money market instruments; and other securities bearing fixed or variable interest rates of any maturity. The fixed income Underlying Funds may invest in below investment grade bonds (commonly known as “junk bonds”), which are bonds rated below BBB by Fitch Ratings, Inc., below BBB by S&P Global Ratings and below Baa by Moody’s Investors Service, Inc., or, if unrated, bonds deemed by the investment advisor to be of comparable quality The fixed income Underlying funds may also invest in derivatives. The Fund invests between 40% and 80% of its net assets in fixed income Underlying Funds.

The Fund is a “fund of funds.” The Fund is subject to the risks associated with each of the Underlying Funds. Additionally, the operating expenses incurred by each Underlying Fund are borne indirectly by shareholders of the Fund because the Fund not only directly bears its annual operating expenses but also indirectly bears the annual operating expenses of each of the Underlying Funds in proportion to its allocation. Each of the affiliated Underlying Funds pays a management fee to the Advisor or its affiliate and the management fees differ among the Underlying Funds. This may create a conflict of interest when the Advisor selects Underlying Funds for investment by the Fund.

		The portfolio managers determine and monitor the combination and allocation to the Underlying Funds they believe will help the Fund to achieve its investment goal. While there is no cap on investing in any one Underlying Fund, the Fund, under normal market conditions, adheres to the asset class limitations described above. Asset allocations may differ from the targeted range due to the market fluctuations and other factors. After the initial allocation, the portfolio managers determine when the Fund’s allocations to the Underlying Funds should be rebalanced to maintain the targeted allocations. The target allocation ranges may be modified due to a market action or a portfolio manager recommendation without advance notice to shareholders.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are (based on the risks of the Underlying Funds; references to investments and risks of the Fund should be understood as references to the investments and risks of the applicable Underlying Funds):
  Underlying Fund risk: the risk associated with the securities and other investments held by the Underlying Funds, which is closely related to the risk of investing in the Fund.
  Underlying Fund allocation risk: the risk that the Advisor will make less than optimal or poor asset allocation decisions on selecting the appropriate mix of the Underlying Funds.
  equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition or in overall market, economic and political conditions.
  debt securities risk: the risk that the value of a debt security may increase or decrease as a result of various factors, including changes in interest rates, actual or perceived inability or unwillingness of issuers to make principal or interest payments, market fluctuations and illiquidity in the debt securities market.
  market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.
  interest rate risk: the risk that debt securities will decline in value because of changes in interest rates.
  credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.
  price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.
  issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
  liquidity risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by the investment advisor, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Over recent years, the fixed-income markets have grown more than the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Regulations such as the Volcker Rule or future regulations may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility. The liquidity of the Fund’s assets may change over time.
  valuation risk: the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.
  derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.
  leverage risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. To the extent required by applicable law or regulation, the Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.
  counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.
  portfolio management risk: the risk that an investment strategy may fail to produce the intended results.
  securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.
  growth investing risk: the risk of investing in growth stocks, which may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. The growth investment style may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price. Growth-oriented funds typically underperform when value investing is in favor.
  value investing risk: the risk of investing in undervalued stocks, which may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. The value investment style may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price. Value-oriented funds typically underperform when growth investing is in favor.
  ETF risk: the risk that the value of the Fund’s investments will fluctuate in response to the performance of the ETFs owned by the Fund. The lack of liquidity in an ETF could result in its value being more volatile than its portfolio securities, and an ETF’s performance may not match the performance of a particular market segment or index it seeks to track. In addition, the Fund’s shareholders will indirectly bear a proportionate share of an ETF’s expenses, in addition to paying the Fund’s expenses.
  prepayment risk: the risk that in times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund may have to replace them with securities having a lower yield.
  extension risk: the risk that in times of rising interest rates, borrowers may pay off their debt obligations more slowly, causing securities considered short- or intermediate-term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter-term securities.
  mortgage-backed securities risk: the risk of investing in mortgage-backed securities, including prepayment risk and extension risk. Mortgage-backed securities react differently to changes in interests rates than other bonds, and some mortgage-backed securities are not backed by the full faith and credit of the U.S. government.
  junk bond risk: the risk that junk bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.
  foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.
Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

		Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.TCW.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TCW.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns For Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this period were:

Highest	7.45%	(quarter ended 3/31/2019)
Lowest	-6.96%	(quarter ended 9/30/2011)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the period ended December 31, 2019)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depends on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares, and after-tax returns for the other class of shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depends on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After-tax returns are shown for only one class of shares, and after-tax returns for the other class of shares will vary.
TCW Conservative Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (Fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses (Underlying Fund Fees and Expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 108
3 Years	rr_ExpenseExampleYear03	337
5 Years	rr_ExpenseExampleYear05	585
10 Years	rr_ExpenseExampleYear10	$ 1,294
2010	rr_AnnualReturn2010	10.55%
2011	rr_AnnualReturn2011	(0.04%)
2012	rr_AnnualReturn2012	11.43%
2013	rr_AnnualReturn2013	10.04%
2014	rr_AnnualReturn2014	6.15%
2015	rr_AnnualReturn2015	1.31%
2016	rr_AnnualReturn2016	1.46%
2017	rr_AnnualReturn2017	8.84%
2018	rr_AnnualReturn2018	(3.12%)
2019	rr_AnnualReturn2019	14.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.96%)
1 Year	rr_AverageAnnualReturnYear01	14.81%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	5.99%
TCW Conservative Allocation Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (Fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	6.64%
Acquired Fund Fees and Expenses (Underlying Fund Fees and Expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.51%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	6.15%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.36%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 138
3 Years	rr_ExpenseExampleYear03	1,656
5 Years	rr_ExpenseExampleYear05	3,099
10 Years	rr_ExpenseExampleYear10	$ 6,400
1 Year	rr_AverageAnnualReturnYear01	14.43%
5 Years	rr_AverageAnnualReturnYear05	4.02%
10 Years	rr_AverageAnnualReturnYear10	5.63%
TCW Conservative Allocation Fund | After taxes on distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.94%
5 Years	rr_AverageAnnualReturnYear05	2.72%
10 Years	rr_AverageAnnualReturnYear10	4.66%
TCW Conservative Allocation Fund | After taxes on distributions and sale of fund shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.98%
5 Years	rr_AverageAnnualReturnYear05	2.96%
10 Years	rr_AverageAnnualReturnYear10	4.39%
TCW Conservative Allocation Fund | 40% S&P 500 Index/60% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.62%	[3]
5 Years	rr_AverageAnnualReturnYear05	6.64%	[3]
10 Years	rr_AverageAnnualReturnYear10	7.80%	[3]

[1]	The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” do not correlate to the corresponding ratios included in the Fund’s Financial Highlights for each class of shares because those ratios do not reflect indirect expenses, such as “Acquired Fund Fees and Expenses.”
[2]	The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.85% of average daily net assets with respect to both Class I and Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2021 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board of Directors’ approval, extend or modify that arrangement.
[3]	The S&P 500 Index is a capitalization-weighted index of 500 U.S. leading companies designed to measure the performance of large-cap U.S. equities. The Bloomberg Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index of investment grade, U.S. dollar-denominated, fixed-rate debt issues, including Treasuries, government-related and corporate securities, mortgage backed securities (agency fixed-rate and hybrid adjustable-rate mortgage), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).